UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [X ];               Amendment Number: 1
       This Amendment (Check only one):         [  ] is a restatement.
                                                [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Brinton Eaton Associates, Inc.
Address: 175 South Street, Suite 200
	 Morristown, NJ 07960


Form 13F File Number:  28-10221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeremy Welther
Title: Chief Compliance Officer
Phone: 973-984-3352

Signature, Place, and Date of Signing:


 Jeremy Welther            Morristown, NJ            October 2, 2010
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

In error did not include ETF values.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:              67
                                                  -----------------------

Form 13F Information Table Value Total:           182761  (x thousand)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
BARCLAYS BK IPATH S&P 500VIX       ETF       06740C527          2       60SH              SOLE                                 60
CREDIT SUISSE ASSET MGMT FD        ETF       224916106          7     2000SH              SOLE                               2000
DIAMONDS TRUST SER 1               ETF       252787106         10      100SH              SOLE                                100
DJ ISHS SEL DIV IX                 ETF       464287168         31      700SH              SOLE                                700
DJ US CON NON-CYC SEC IX FD        ETF       464287812       1831    32973SH              SOLE                              32973
DJ US ENE SEC IX FD                ETF       464287796       1530    46020SH              SOLE                              46020
DJ US FIN SEC IX                   ETF       464287788       1428    27575SH              SOLE                              27575
DJ US FINL SVC IX                  ETF       464287770         20      370SH              SOLE                                370
DJ US HTHCRE SEC IX FD             ETF       464287762       2243    35150SH              SOLE                              35150
DJ US RE IX                        ETF       464287739       3572    77780SH              SOLE                              77780
DJ US TREAS INFLATE                ETF       464287176       4366    42025SH              SOLE                              42025
EMRG MKTS VIPRS                    ETF       922042858       9977   243351SH              SOLE                             243351
FORSHARES ULTRA GAS                ETF       74347R719          9      250SH              SOLE                                250
GS$ INV CORP BD IDX                ETF       464287242       6261    60120SH              SOLE                              60120
IPATH DJ-AIG INDEX                 ETF       06738C778         30      720SH              SOLE                                720
IPATH GS COMMOD IX                 ETF       06738C794       2415    76450SH              SOLE                              76450
ISHARE BARCL AGG BD IX             ETF       464287226         93      905SH              SOLE                                905
ISHARE BARCLAYS 1-3YR BD FD        ETF       464288646       6343    61016SH              SOLE                              61016
ISHARE INC MSCI BRAZIL             ETF       464286400       3024    40525SH              SOLE                              40525
ISHARE S&P GLBL INFRSTR            ETF       464288372       8291   243279SH              SOLE                             243279
ISHARE S&P ST NATL MUNI BD         ETF       464288158       4526    43086SH              SOLE                              43086
ISHARES EMERG MKTS                 ETF       464287234        680    16380SH              SOLE                              16380
ISHARES GLBL CONS STAPLES          ETF       464288737         36      640SH              SOLE                                640
ISHARES S&O GSCI COMMIDX TR        ETF       46428R107        136     4270SH              SOLE                               4270
ISHARES S&P NATL MUN IX            ETF       464288414       1370    13330SH              SOLE                              13330
ISHARES TR DJ                      ETF       464288778         50     2415SH              SOLE                               2415
ISHARES TR S&P GLBL ENE            ETF       464287341         45     1275SH              SOLE                               1275
ISHARES TR S&P GLBL HLTH           ETF       464287325         75     1450SH              SOLE                               1450
ISHRS TR S&P GLBL FIN              ETF       464287333         86     1890SH              SOLE                               1890
MARKET VCTRS AGRIBUSINESS          ETF       57060U605       9793   223625SH              SOLE                             223625
NASDAQ BIOTECH IX                  ETF       464287556      10855   132657SH              SOLE                             132657
NVN MUNI VALUE FUND                ETF       670928100          5      500SH              SOLE                                500
PIMCO CORP OPP FD                  ETF       72201B101         58     4000SH              SOLE                               4000
PIMCO ETF TR 1-5 YR US TIPS        ETF       72201R205       3031    58995SH              SOLE                              58995
PIMCO MUNI INC                     ETF       72200R107         25     2000SH              SOLE                               2000
PROSHARES TR ULTRA                 ETF       74347R206          3       50SH              SOLE                                 50
PWRSHRS GLBL AGRICULTURE           ETF       73936Q702        377    14100SH              SOLE                              14100
RUSSELL MID CAP                    ETF       464287499        108     1310SH              SOLE                               1310
RYDEX ETF TR S&O EQ WT HLTH        ETF       78355W841         25      415SH              SOLE                                415
RYDEX ETF TR S&P 500               ETF       78355W106        199     5025SH              SOLE                               5025
S&P 500 DEP REC                    ETF       78462F103        605     5429SH              SOLE                               5429
S&P 500 INDEX FUND ETF             ETF       464287200         53      475SH              SOLE                                475
S&P CTI ETN                        ETF       4042EP602      11529  1246645SH              SOLE                            1246645
S&P MDCP 400 IDX                   ETF       464287507      16779   231721SH              SOLE                             231721
S&P MID CAP 400                    ETF       78467Y107      14746   111930SH              SOLE                             111930
S&P SMCAP 600 IDX                  ETF       464287804       8542   156106SH              SOLE                             156106
SEL SEC SPDR ENERGY                ETF       81369Y506       4725    82888SH              SOLE                              82888
SEL SEC SPDR FIN                   ETF       81369Y605       3280   227780SH              SOLE                             227780
SEL SEC SPDR HLTH                  ETF       81369Y209       5323   171327SH              SOLE                             171327
SEL SEC SPDR INDUS                 ETF       81369Y704         19      700SH              SOLE                                700
SEL SEC SPDR STPLS                 ETF       81369Y308       6602   249403SH              SOLE                             249403
SPDR ETF BIOTECH                   ETF       78464A870        303     5645SH              SOLE                               5645
STREETTRACK GOLD                   ETF       78463V107        124     1160SH              SOLE                               1160
STREETTRACKS WILSHIRE REIT         ETF       78464A607         80     1630SH              SOLE                               1630
UNITED STATES OIL FUND             ETF       91232N108         64     1635SH              SOLE                               1635
VANG BD IDX FD ST BD               ETF       921937827        271     3405SH              SOLE                               3405
VANG BD INDEX  TOTAL MRKT          ETF       921937835        801    10195SH              SOLE                              10195
VANG BD INDEX LT                   ETF       921937793         84     1100SH              SOLE                               1100
VANG ETF ENERGY                    ETF       92204A306       3513    42140SH              SOLE                              42140
VANG ETF FIN                       ETF       92204A405       6770   233125SH              SOLE                             233125
VANG ETF HEALTH                    ETF       92204A504       4949    91324SH              SOLE                              91324
VANG ETF IND                       ETF       92204A603         42      805SH              SOLE                                805
VANG ETF STAPLES                   ETF       92204A207       4386    66764SH              SOLE                              66764
VANG IDX FD SM CAP                 ETF       922908751        582    10155SH              SOLE                              10155
VANG IDX FDS MID CAP               ETF       922908629       1702    28395SH              SOLE                              28395
VANG REIT IX                       ETF       922908553       3893    87005SH              SOLE                              87005
VANG TOTAL STOCK                   ETF       922908769         28      500SH              SOLE                                500

Total  $182761 (X1000)

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